NVIT Fidelity Institutional AM Emerging Markets Fund Expense Example - NVIT Fidelity Institutional AM Emerging Markets Fund	Dec. 31, 2025 USD ($)
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 114
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	661
Expense Example, with Redemption, 10 Years	1,468
Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	455
Expense Example, with Redemption, 5 Years	793
Expense Example, with Redemption, 10 Years	1,749
Class D Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	840
Expense Example, with Redemption, 10 Years	1,848
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	580
Expense Example, with Redemption, 10 Years	$ 1,297